Term Loan (Q2) - Schedule of Outstanding Term Loans Payable (Details) - Term Loans [Member] - Loans Payable [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Note payable	$ 30,000	$ 30,000
Unamortized debt discount and issuance costs	(1,764)	(3,905)
Net carrying amount of note payable	$ 28,236	$ 26,095